Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities:
Net loss	$ (48,494)	$ (8,353)	$ (15,488)
Depreciation	2,658	2,666	1,943
Financing expenses (income), net	(60)	2,035	412
Revaluation of financial liabilities accounted at fair value	12,825	(8,707)
Loss from disposal of property plant and equipment		18	537
Share-based payments	20,501	439	402
Profit loss	35,924	(3,549)	3,294
Changes in assets and liabilities:
Decrease (increase) in inventory	229	(442)	(1,410)
Decrease (increase) in other receivables	(556)		13
Decrease (increase) in trade receivables	1,103	(503)	(1,219)
Increase in other payables	2,247	718	287
Increase (decrease) in trade payables	(99)	(555)	1,134
Decrease in other long-term liabilities			(58)
Changes in assets and liabilities	2,924	(782)	(1,253)
Net cash used in operating activities	(9,646)	(12,684)	(13,447)
Cash flow from investing activities:
Investment in bank deposits	(85,500)
Interest received	152
Change in restricted bank deposits	(60)	(40)	86
Acquisition of property plant and equipment	(1,359)	(601)	(1,319)
Proceeds from sale of property plant and equipment	4		1
Net cash used in investing activities	(86,763)	(641)	(1,232)
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares, warrants and convertible notes, net	676,133	14,367	12,471
Exercise of warrants and options	2,837	282
Lease payments	(1,118)	(1,095)
Amounts recognized in respect of government grants liability, net	(126)	(113)	9
Net cash provided by financing activities	677,726	13,441	12,480
Increase (decrease) in cash	581,317	116	(2,199)
Cash at beginning of the year	3,894	3,753	6,103
Effect of exchange rate fluctuations on cash	127	25	(151)
Cash at end of year	585,338	3,894	3,753
Non-cash transactions:
Property plant and equipment acquired on credit	25		$ 9
Conversion of convertible notes and warrants to equity	$ 4,886	$ 2,073